Employee Benefit Plan, Subsequent Event - EBP	12 Months Ended
Dec. 31, 2025
EBP, Subsequent Event [Abstract]
EBP, Subsequent Event	SUBSEQUENT EVENTS:
On October 2, 2023, the EBAB filed a claim on behalf of the Kraft Heinz Defined Contribution Master Trust in the proposed settlement of the Kraft Heinz Securities Litigation class action. The settlement class, subject to limited exclusions, consisted of all persons or entities who purchased or otherwise acquired Kraft Heinz common stock or call options on Kraft Heinz common stock, or sold put options on Kraft Heinz common stock, from November 6, 2015 through August 7, 2019. On April 21, 2026, the Kraft Heinz Securities Litigation Settlement Fund issued to the Kraft Heinz Defined Contribution Master Trust a final distribution in the amount of $1.2 million (unaudited). These funds were received in suspense by the Plan and the portion of the distribution allocable to the Plan is not yet known.

EBP, Subsequent Event [Line Items]
EBP, Subsequent Event	SUBSEQUENT EVENTS:
On October 2, 2023, the EBAB filed a claim on behalf of the Kraft Heinz Defined Contribution Master Trust in the proposed settlement of the Kraft Heinz Securities Litigation class action. The settlement class, subject to limited exclusions, consisted of all persons or entities who purchased or otherwise acquired Kraft Heinz common stock or call options on Kraft Heinz common stock, or sold put options on Kraft Heinz common stock, from November 6, 2015 through August 7, 2019. On April 21, 2026, the Kraft Heinz Securities Litigation Settlement Fund issued to the Kraft Heinz Defined Contribution Master Trust a final distribution in the amount of $1.2 million (unaudited). These funds were received in suspense by the Plan and the portion of the distribution allocable to the Plan is not yet known.

EBP, Summary of Accounting Policy	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Accounting
The accompanying financial statements are presented on the accrual basis of accounting.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements and related disclosures. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
The Plan holds an interest in the assets of the Master Trust, which is reported at fair value with the exception of fully benefit-responsive investment contracts that are presented at contract value. Net assets and investment income are allocated to the individual plans based upon their interests in each of the underlying participant-directed investments. The Plan’s investments in the Master Trust consist of various mutual funds, collective trusts, and common stock presented at fair value. Valuation methodologies for each type of investment are discussed within Note 7, Fair Value Measurements.
The Plan’s investments in the Master Trust also consist of synthetic guaranteed investment contracts (“GICs”). An investment contract is generally permitted to be valued at contract value, rather than fair value, to the extent it is fully benefit-responsive, because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made to the contract, plus earnings, less participant withdrawals and administrative expenses. Synthetic GICs are fully benefit-responsive investment contracts that are included at contract value in the investments of the Plan and in the statements of net assets available for benefits.
Purchases and sales of investments are reflected on a trade-date basis. In accordance with the policy of stating investments at fair value, the net appreciation/(depreciation) in the fair value of investments reflects both realized gains or losses and the change in the unrealized appreciation/(depreciation) of investments held at year-end. Realized gains or losses from security transactions are reported on the average cost method. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.
On October 2, 2023, the EBAB filed a claim on behalf of the Kraft Heinz Defined Contribution Master Trust in the proposed settlement of the Kraft Heinz Securities Litigation class action. The settlement class, subject to limited exclusions, consisted of all persons or entities who purchased or otherwise acquired Kraft Heinz common stock or call options on Kraft Heinz common stock, or sold put options on Kraft Heinz common stock, from November 6, 2015, through August 7, 2019. On May 15, 2025, the Kraft Heinz Securities Litigation Settlement Fund issued to the Kraft Heinz Defined Contribution Master Trust an initial distribution (the "Securities Litigation Settlement Distribution") in the amount of $10.2 million. This is shown within “Other additions from Master Trust” on the statement of changes in net assets available for benefits. These funds were received in suspense by the Plan. The portion of this initial distribution available to the Plan is not yet known. The unallocated assets are pending an allocation analysis among the participants and beneficiaries in the Plan and the Kraft Heinz Union Savings Plan (the “Kraft Heinz Plans”). Upon completion of the analysis, the settlement proceeds and the related earnings will be allocated between the Kraft Heinz Plans. As of the year ended
December 31, 2025, The Securities Litigation Settlement Distribution had related earnings of $0.2 million. On April 21, 2026, a final distribution was received in the amount of $1.2 million (Note 9, Subsequent Events).
Risks and Uncertainties
The Plan and the Master Trust provide for various investment options. Investments, in general, are exposed to various risks, such as interest rate risk, credit risk, liquidity risk, and overall market volatility. Due to the level of risk associated with certain investments and the sensitivity of certain fair value estimates to changes in valuation assumptions, it is reasonably possible that changes in the values of investments will occur in the near term and that these changes could materially affect participants’ account balances and the amounts reported in the financial statements.
Benefits Paid
Benefit payments to participants are recorded upon distribution.
Notes Receivable from Participants
Notes receivable from participants are reported at their unpaid principal balance plus any accrued but unpaid interest, with no allowance for credit losses, as repayments of principal and interest are received through payroll deductions, and the notes are collateralized by the participants’ account balances.

EBP, Summary of Accounting Policy	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Accounting
The accompanying financial statements are presented on the accrual basis of accounting.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements and related disclosures. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
The Plan holds an interest in the assets of the Master Trust, which is reported at fair value with the exception of fully benefit-responsive investment contracts that are presented at contract value. Net assets and investment income are allocated to the individual plans based upon their interests in each of the underlying participant-directed investments. The Plan’s investments in the Master Trust consist of various mutual funds, collective trusts, and common stock presented at fair value. Valuation methodologies for each type of investment are discussed within Note 7, Fair Value Measurements.
The Plan’s investments in the Master Trust also consist of synthetic guaranteed investment contracts (“GICs”). An investment contract is generally permitted to be valued at contract value, rather than fair value, to the extent it is fully benefit-responsive, because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made to the contract, plus earnings, less participant withdrawals and administrative expenses. Synthetic GICs are fully benefit-responsive investment contracts that are included at contract value in the investments of the Plan and in the statements of net assets available for benefits.
Purchases and sales of investments are reflected on a trade-date basis. In accordance with the policy of stating investments at fair value, the net appreciation/(depreciation) in the fair value of investments reflects both realized gains or losses and the change in the unrealized appreciation/(depreciation) of investments held at year-end. Realized gains or losses from security transactions are reported on the average cost method. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.
On October 2, 2023, the EBAB filed a claim on behalf of the Kraft Heinz Defined Contribution Master Trust in the proposed settlement of the Kraft Heinz Securities Litigation class action. The settlement class, subject to limited exclusions, consisted of all persons or entities who purchased or otherwise acquired Kraft Heinz common stock or call options on Kraft Heinz common stock, or sold put options on Kraft Heinz common stock, from November 6, 2015, through August 7, 2019. On May 15, 2025, the Kraft Heinz Securities Litigation Settlement Fund issued to the Kraft Heinz Defined Contribution Master Trust an initial distribution (the "Securities Litigation Settlement Distribution") in the amount of $10.2 million. This is shown within “Other additions from Master Trust” on the statement of changes in net assets available for benefits. These funds were received in suspense by the Plan. The portion of this initial distribution available to the Plan is not yet known. The unallocated assets are pending an allocation analysis among the participants and beneficiaries in the Plan and the Kraft Heinz Union Savings Plan (the “Kraft Heinz Plans”). Upon completion of the analysis, the settlement proceeds and the related earnings will be allocated between the Kraft Heinz Plans. As of the year ended
December 31, 2025, The Securities Litigation Settlement Distribution had related earnings of $0.2 million. On April 21, 2026, a final distribution was received in the amount of $1.2 million (Note 9, Subsequent Events).
Risks and Uncertainties
The Plan and the Master Trust provide for various investment options. Investments, in general, are exposed to various risks, such as interest rate risk, credit risk, liquidity risk, and overall market volatility. Due to the level of risk associated with certain investments and the sensitivity of certain fair value estimates to changes in valuation assumptions, it is reasonably possible that changes in the values of investments will occur in the near term and that these changes could materially affect participants’ account balances and the amounts reported in the financial statements.
Benefits Paid
Benefit payments to participants are recorded upon distribution.
Notes Receivable from Participants
Notes receivable from participants are reported at their unpaid principal balance plus any accrued but unpaid interest, with no allowance for credit losses, as repayments of principal and interest are received through payroll deductions, and the notes are collateralized by the participants’ account balances.